Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	$ (35,807)	$ (9,450)
Classification	0
Recognized in the statement of income	(4,462)	(12,308)
Other comprehensive income	9,755	(14,049)
Initial consolidation	(534)
Ending balance	(31,048)	(35,807)
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(66,164)	(41,849)
Classification	3,570
Recognized in the statement of income	(16,606)	(11,241)
Other comprehensive income	9,765	(13,074)
Initial consolidation	(534)
Ending balance	(69,969)	(66,164)
Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(15,664)	(14,620)
Classification	(13,463)
Recognized in the statement of income	(5,801)	(1,465)
Other comprehensive income	87	421
Initial consolidation	(534)
Ending balance	(35,375)	(15,664)
IFRS 16 – Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	1,475	845
Classification	59
Recognized in the statement of income	361	649
Other comprehensive income	(2)	(19)
Initial consolidation	0
Ending balance	1,893	1,475
Financial instruments measured at fair value through profit or loss
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(12,319)	(5,556)
Classification	0
Recognized in the statement of income	226	468
Other comprehensive income	4,184	(7,231)
Initial consolidation	0
Ending balance	(7,909)	(12,319)
Contractual asset in respect of concession arrangements
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(15,173)	(16,723)
Classification	15,173
Recognized in the statement of income	0	1,042
Other comprehensive income	0	508
Initial consolidation	0
Ending balance	0	(15,173)
Contingent consideration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(10,096)	(1,584)
Classification	0
Recognized in the statement of income	(2,323)	(8,477)
Other comprehensive income	(25)	(35)
Initial consolidation	0
Ending balance	(12,394)	(10,096)
Tax equity arrangement
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	0
Classification	0
Recognized in the statement of income	(9,944)
Other comprehensive income	(129)
Initial consolidation	0
Ending balance	(10,073)	0
Disposal groups classified as held for sale
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	0
Classification	1,801
Recognized in the statement of income	0
Other comprehensive income	0
Initial consolidation	0
Ending balance	1,801	0
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(14,387)	(4,211)
Classification	0
Recognized in the statement of income	875	(3,458)
Other comprehensive income	5,600	(6,718)
Initial consolidation	0
Ending balance	(7,912)	(14,387)
Unused losses and tax benefits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	30,357	32,399
Classification	(3,570)
Recognized in the statement of income	12,144	(1,067)
Other comprehensive income	(10)	(975)
Initial consolidation	0
Ending balance	38,921	30,357
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	30,357	32,399
Classification	(3,570)
Recognized in the statement of income	12,144	(1,067)
Other comprehensive income	(10)	(975)
Initial consolidation	0
Ending balance	$ 38,921	$ 30,357